SECURITY DEPOSIT (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
SECURITY DEPOSIT
Schedule of Security Deposit
	September 30, 2025	June 30, 2025
Security deposit
- Factory site	$80,000	$80,000

	As of June 30,
	2025	2024
Security deposit
- Factory site (#2)	$80,000	$80,000